     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 5, 2014

                                                             FILE NO. 333-193535

                                                              FILE NO. 811-22726

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                 / /
POST-EFFECTIVE AMENDMENT NO. 1                              /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 17

                       FORETHOUGHT LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A

                           (Exact Name of Registrant)

                       FORETHOUGHT LIFE INSURANCE COMPANY

                              (Name of Depositor)

          300 NORTH MERIDIAN STREET, SUITE 1800 INDIANAPOLIS, IN 46204

                   (Address of Depositor's Principal Offices)

                                  860-325-1538

              (Depositor's Telephone Number, Including Area Code)

                               SARAH M. PATTERSON
                       FORETHOUGHT LIFE INSURANCE COMPANY
               82 HOPMEADOW STREET, SUITE 200, SIMSBURY, CT 06089

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/X/    immediately upon filing pursuant to paragraph (b) of Rule 485
/ /    on              , pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on      , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                     PART A

                       FORERETIREMENT II VARIABLE ANNUITY

      SUPPLEMENT DATED AUGUST 5, 2014 TO YOUR PROSPECTUS DATED MAY 1, 2014

On or about September 15, 2014, a Special Meeting of Shareholders ("Meeting") of the Hartford Index HLS Fund ("Acquired Fund") will be held. At the meeting, shareholders of the Acquired Fund will be asked to vote on a proposed Agreement and Plan of Reorganization ("Reorganization Plan"). The Hartford Index HLS Fund will be reorganized (merged) into the HIMCO VIT Index Fund ("HIMCO VIT Fund"). HIMCO Variable Insurance Trust is a newly organized open-end management company (a mutual fund). The investment adviser for the Acquired Fund is Hartford Investment Management Company. Additional information on the HIMCO VIT Index Fund will be available in the Fund's prospectus.

A record date of June 24, 2014 ("Record Date") was set by the Board of Directors of Hartford Series Fund, Inc. Shareholders of the Acquired Fund on the Record Date are entitled to notice of and to vote at the Meeting. Contract Owners with a Contract Value allocated to the Acquired Fund sub-account as of the Record Date will receive notice of the Meeting, a Proxy Statement/Prospectus and a voting instruction card. The Proxy Statement/Prospectus will provide the information about each proposed merger. The Acquired Fund has the same investment objective and investment strategy as the corresponding HIMCO VIT Fund.

If the Reorganization Plan is approved, you will no longer be able to allocate new Premium Payments or make sub-account transfers to the Acquiring Fund, including transfers via InvestEase(R), any of the Dollar Cost Averaging programs or Asset Rebalancing, on or after the close of business on October 16, 2014.

On or about the close of business October 17, 2014, for the Reorganization Plan that is approved:

- All assets and liabilities of each Acquired Fund sub-account will be transferred into the corresponding HIMCO VIT Fund sub-account;

- Shareholders of the Acquired Fund sub-account will receive shares of the same class of the corresponding HIMCO VIT Fund sub-account that are equal in value to the shares of the Acquired Fund sub-account held by the shareholder;

- If any of your Contract Value is invested in the Acquired Fund sub-accounts, that Contract Value will be automatically merged into the corresponding HIMCO VIT Fund sub-account;

- If any portion of your future Premium Payments is allocated to the Acquired Fund sub-account, you may redirect that allocation to another sub-account available under your Contract;

- Any transaction that includes an allocation to the Acquired Fund sub-account will automatically be allocated to the corresponding HIMCO VIT Fund sub-account; and

- If you do not make any updates to your enrollments, InvestEase(R), any of the Dollar Cost Averaging programs, Asset Rebalancing or Systematic Withdrawals, that includes transfers of Contract Value into or out of the Acquired Fund sub-account, your enrollment will automatically be updated to reflect the corresponding HIMCO VIT Fund sub-account.

Upon approval of the Reorganization Plan, effective on or about October 20, 2014, all references and information contained in the prospectus for your Contract related to the Acquired Fund sub-account are deleted and replaced with the corresponding HIMCO VIT Fund sub-account.

If the merger is approved, the HIMCO VIT Fund sub-account will become available as an investment option for allocations of new Premium Payments and transfers of Contract Value effective October 20, 2014.

            THIS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE.

FRII-080514-FM

                       FORERETIREMENT II VARIABLE ANNUITY

                    SUPPLEMENT DATED AUGUST 5, 2014 TO YOUR
                          PROSPECTUS DATED MAY 1, 2014

Footnote 5 in section 2, Fee Summary, is amended by the addition of "HIMCO VIT Index Fund" at the end of the first sentence.

The Fund Facilitation Fee chart in section 4.b, Information on your Account - Charges and Fees - is amended by the addition of:

HIMCO VIT Index Fund                      0.15%

            THIS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE.

FRII-080514-FFF

                       FORERETIREMENT II VARIABLE ANNUITY

                    SUPPLEMENT DATED AUGUST 5, 2014 TO YOUR
                          PROSPECTUS DATED MAY 1, 2014

In section 5.c Legacy Lock II, the following sentence has been added to the end of the paragraph under "What happens if you annuitize your Contract?":

We do not expect to grant Annuity Commencement Date extension requests for Legacy Lock II.

            THIS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE.

FRII-080514-ACD

                       FORERETIREMENT II VARIABLE ANNUITY

                    SUPPLEMENT DATED AUGUST 5, 2014 TO YOUR
                          PROSPECTUS DATED MAY 1, 2014

In section 6.a Daily Step Up Withdrawal Benefit (Daily 6 and Daily +4), the following paragraph has been added to the end of the section under "When can you buy the rider? (Daily 6 and Daily +4)":

We look at the age of Contract parties (e.g., Owner, joint Owners, Spouses, Annuitant and/or Beneficiary) when setting rider benefits (such living persons are called a Covered Life and the specific person whose life and age is used to set benefits is called the relevant Covered Life). For instance, when setting your Withdrawal Percentage, the older Covered Life is the relevant Covered Life when selecting the Single Life Option and the younger Covered Life is the relevant Covered Life when selecting the Joint/Spousal Option. We reserve the right to impose designation restrictions such as making sure that your Spouse is a joint Owner when selecting the Joint/ Spousal Option.

            THIS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE.

FRII-080514-R

                       FORERETIREMENT II VARIABLE ANNUITY

                    SUPPLEMENT DATED AUGUST 5, 2014 TO YOUR
                          PROSPECTUS DATED MAY 1, 2014

Effective September 30, 2014, under the "Forethought Variable Insurance Trust" section of Appendix C, the investment objective summary for the following funding options is revised to state:

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
FVIT American Funds(R) Managed Risk      Seeks to provide capital appreciation and    Forethought Investment Advisors, LLC
 Portfolio - Class II                    income while seeking to manage volatility.   Sub-advised by Milliman Financial Risk
                                                                                      Management LLC
FVIT Balanced Managed Risk Portfolio -   Seeks to provide capital appreciation and    Forethought Investment Advisors, LLC
 Class II (9)                            income while seeking to manage volatility.   Sub-advised by Milliman Financial Risk
                                                                                      Management LLC
FVIT BlackRock Global Allocation         Seeks to provide capital appreciation and    Forethought Investment Advisors, LLC
 Managed Risk Portfolio - Class II       income while seeking to manage volatility.   Sub-advised by Milliman Financial Risk
                                                                                      Management LLC
FVIT Select Advisor Managed Risk         Seeks to provide capital appreciation and    Forethought Investment Advisors, LLC
 Portfolio - Class II                    income while seeking to manage volatility.   Sub-advised by Milliman Financial Risk
                                                                                      Management LLC
FVIT WMC Research Managed Risk           Seeks to provide capital appreciation and    Forethought Investment Advisors, LLC
 Portfolio - Class II                    income while seeking to manage volatility.   Sub-advised by Milliman Financial Risk
                                                                                      Management LLC and Wellington Management
                                                                                      Company, LLP

            THIS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE.

FRII-080514-FO

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  All financial statements are included in Part B of the Registration
     Statement.
(b)  Exhibits
     (1) Resolution of the Board of Directors of Forethought Life Insurance Company ("Forethought") authorizing the establishment of the Separate Account.(1)
     (2)   Not applicable.
     (3)   (a)   Principal Underwriter Agreement(3)
     (4)   (a)   Form of Variable Annuity Contract.(1)
     (4)   (b)   Maximum Daily Value Death Benefit Rider.(1)
     (4)   (c)   Return of Premium Death Benefit Rider.(1)
     (4)   (d)   Enhanced Return of Premium Death Benefit Rider II.
     (4)   (e)   Enhanced Guaranteed Lifetime Withdrawal Benefit Rider II
                 (Single Life).(6)
     (4)   (f)   Enhanced Guaranteed Lifetime Withdrawal Benefit Rider II
                 (Joint Life/Spousal).(6)
     (4)   (g)   Fund Facilitation Fee Rider(2)
     (5)   Form of Application.(6)
     (6)   (a)   Articles of Incorporation of Forethought Life Insurance
                 Company.(1)
     (6)   (b)   Bylaws of Forethought Life Insurance Company.(1)
     (7)   Not Applicable.
     (8)   Fund Participation Agreements.
     (8)   (a)   American Century Investment Services, Inc.(2)
     (8)   (b)   BlackRock Variable Series Funds, Inc.(2)
     (8)   (c)   Huntington Funds(2)
     (8)   (d)   Lord Abbett Series Funds, Inc.(2)
     (8)   (e)   PIMCO(2)
     (8)   (f)   Putnam Variable Trust(2)
     (8)   (g)   Northern Lights Variable Trust(2)
     (8)   (h)   American Funds(2)
     (8)   (i)   MFS Variable Insurance Trust(4)
     (8)   (j)   AIM Variable Insurance Funds (Invesco Variable Insurance
                 Funds)(4)
     (8)   (k)   Franklin Templeton Variable Insurance Products Trust(4)
     (8)   (l)   Hartford Funds Management Company(4)
     (8)   (m)   Forethought VIT Funds(5)
     (9) Opinion and Consent of Sarah M. Patterson, Vice President and Assistant General Counsel.
     (10)  Consent of Independent Registered Public Accounting Firm.
     (11)  No financial statements are omitted.
     (12)  Not applicable.
     (99)  Copy of Power of Attorney.

------------

(1) Incorporated by reference to the Initial filing to the Registration Statement, File No. 333-182946, filed on July 31, 2012.
(2) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on December 31, 2012.
(3) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on February 26, 2013.
(4) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on April 16, 2013.
(5) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on September 11, 2013.
(6) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-193535, filed on January 24, 2014.

ITEM 25  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                            POSITION WITH FORETHOUGHT LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Allan Steven Levine (4)         Chief Executive Officer, Director*
Michael A. Reardon              President, Director*
Craig A. Anderson               Chief Financial Officer and Treasurer
Robert M. Arena, Jr. (3)        Annuity Division President
Scott D. Silverman (5)          General Counsel and Corporate Secretary
Mary L. Cavanaugh (5)           Executive Vice President and Chief Compliance
                                Officer
Gilles M. Dellaert (4)          Executive Vice President and Chief Investment
                                Officer, Director*
Hanben Kim Lee (4)              Executive Vice President and Chief Risk Officer,
                                Director*
Paula G. Nelson (1)             Executive Vice President, Marketing
Kathleen M. Redgate (4)         Executive Vice President
Nicholas H. von Moltke (4)      Executive Vice President and Chief Operating
                                Officer, Director*
Kenneth J. Bohrer (1)           Senior Vice President and Life Finance Officer
Dennis M. Cody                  Senior Vice President and Annuity Finance
                                Officer
Michael H. Ebmeier              Senior Vice President, Annuity Division
John J. Fowler (5)              Senior Vice President
Brenda L. Gempler (2)           Senior Vice President, National Accounts
Mark E. Gempler (2)             Senior Vice President, National Sales
Jonathan Hecht (4)              Senior Vice President
Simeon R. Hernandez, III        Senior Vice President, Annuities
Justin MacNeil (5)              Senior Vice President
Deva Mishra (4)                 Senior Vice President
Larry E. Mitzman (2)            Senior Vice President, Tax
David K. Mullen (1)             Senior Vice President and Chief Administrative
                                Officer
Jean M. Perrigo (5)             Senior Vice President
Matthew P. Stone (3)            Senior Vice President, National Account Manager
Eric D. Todd (2)                Senior Vice President, Director*
Joel Volcy (5)                  Senior Vice President
John D. Walls II (2)            Senior Vice President, Life Division
Cathy L. Wildt (1)              Senior Vice President, Product Management Office
Ronald L. Ziegler               Senior Vice President and Chief Actuary
Gregg Anderson (2)              Vice President, Product Development
Eileen De Mayo (3)              Vice President
Walter T. Dixon (1)             Vice President, Assistant Secretary, AML
                                Compliance Officer
Robert J. Egan (5)              Vice President and Valuation and Appointed
                                Actuary
Susan L. Fiengo (3)             Vice President
Rodney R. Howard (3)            Vice President and Actuary
Deborah A. Kohrman (1)          Vice President, Life Operations
Jason M. Roach (5)              Vice President
Elizabeth Gioia (3)             SEC Rule 38a-1 Chief Compliance Officer
Sarah M. Patterson (3)          Vice President and Assistant General Counsel
Nigel Riggins (2)               Assistant Secretary and Special Investigative
                                Unit Officer
Sheila B. St. Hilaire (5)       Assistant Secretary
John Graf                       Director*
Richard V. Spencer (6)          Director*

Unless otherwise indicated, the principal business address of each of the above individuals is 3200 Southwest Freeway, Suite 1300, Houston, Texas 77027

*   Denotes Board of Directors.

(1)  One Forethought Center, Batesville, Indiana 47006

(2)  300 North Meridian Street, Suite 1800, Indianapolis, Indiana 46204

(3)  82 Hopmeadow Street, Suite 200, Simsbury, CT 06089

(4)  7 World Trade Center, 250 Greenwich Street, New York, NY 10007

(5)  132 Turnpike Road, Suite 210, Southborough, MA 01772

(6)  P.O. Box 1842, Wilson, WY 83014

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

[GLOBAL ATLANTIC FINANCIAL GROUP LIMITED]

                                          -----------------
                                          |  THE GOLDMAN  |          -------------
                                          |  SACHS GROUP, |          | 3RD PARTY |
                                          | INC.(Delaware)|          | INVESTORS |
                                          -----------------          -------------
                                                   |                       |
                                                   |                       |
                                                   ---22%---         --78%--
                                                           |         |
                                                           |         |
                                                    ---------------------------
                                                    |      GLOBAL ATLANTIC    |
                                                    | FINANCIAL GROUP LIMITED |
                                                    |        (Bermuda)        |
                                                    ---------------------------
                                                                 |
                                                                 |
                                                         --100%---
                                                         |
                                                         |
                                                    ------------
                                                    |  GLOBAL  |
                                                    | ATLANTIC |
                                                    | FINANCIAL|-----------------------
                                                    |   LIFE   |                      |
                                                    |  LIMITED |                      |
                                                    | (Bermuda)|                      |
                                                    ------------                      |
                                                          |                           |
                                                         100%                         |
                                                          |                           |
                                                           ------------               |
                                                           |  GLOBAL  |               |
                                                           | ATLANTIC |               |
                          ---------------------------------|  (FIN)   |--------      100%
                          |                                | COMPANY  |       |       |
                        100%                               |(Delaware)|       |       |
                          |                                ------------       |       |
                   ---------------                                |           |       |
                   | FORETHOUGHT |                               21%          |       |
                   |  FINANCIAL  |                                |           |       |
                   |   GROUP,    |                                |           |       |
                   |     INC.    |                                |           |       |
                   | (Delaware)  |                                |           |       |
                   ---------------                                |           |       |
                          |                                       |           |       |
                          |                                       |           |       |
     ---------------------------------------------------          |           |       |
     |                |              |                 |          |           |       |
    100%             100%           100%              100%        |           |   ----------------
     |                |              |                 |          |           |   | COMMONWEALTH |
--------------- --------------- ---------------- ---------------  |           |   |   RE MIDCO   |
| FORETHOUGHT | | FORETHOUGHT | |  FORETHOUGHT | | FORETHOUGHT |  |           |   |    LIMITED   |
|    CAPITAL  | | INVESTMENT  | | DISTRIBUTORS,| |  SERVICES,  |  |           |   |   (Bermuda)  |
|   FUNDING,  | |  ADVISORS,  | |     LLC      | |     LLC     |  |           |   ----------------
|     INC.    | |     LLC     | |  (Delaware)  | |  (Delaware) |  |           |       |
|  (Delaware) | |  (Indiana)  | |              | |             |  |           |      100%
--------------- --------------- ---------------  ---------------  |           |       |
                                                   |   |          |           |   ----------------
                                                   |  79%         |           |   | COMMONWEALTH |
                                                   |   |  -----------------   |   |    ANNUITY   |
                                                   |   |  | COMMONWEALTH  |   |   |   AND LIFE   |
                                                   |   |--|   ANNUITY &   |   |   |  REINSURANCE |
                                                   |      |     LIFE      |   |   |    COMPANY   |
     -----------------------------------------------      |   INSURANCE   |   |   |    LIMITED   |
     |           |                 |                      |    COMPANY    |   |   |   (Bermuda)  |
     |           |                 |                      |(Massachusetts)|   |   ----------------
     |           |                 |                      -----------------   |---------------------
     |           |                 |                                |                   |          |
     |           |     ------------^-------------------------------------------         |          |
     |           |     |           |        |               |                 |         |          |  -------------
    100%        5%    95%          5%      95%             100%              100%       |        100% |  EPOCH    |
     |           |     |           |        |               |                 |         |          |  |SECURITIES,|
------------ ---------------      ---------------   -----------------   ------------    |          ---|   INC.    |
| FORELIFE | | FORETHOUGHT |      | FORETHOUGHT |   |     FIRST      |  | ACCORDIA |    |          |  |(Delaware) |
|  AGENCY, | |    LIFE     |      |  NATIONAL   |   |   ALLMERICA    |  | LIFE AND |    |          |  -------------
|   INC.   | |  INSURANCE  |      |    LIFE     |   |   FINANCIAL    |  | ANNUITY  |    |          |
|(Indiana) | |   COMPANY   |      |  INSURANCE  |   | LIFE INSURANCE |  | COMPANY  |    |        100% ------------
------------ | (Indiana)   |      |   COMPANY   |   |    COMPANY     |  |  (Iowa)  |    |          |  |  GLOBAL  |
             ---------------      |   (Texas)   |   |(Massachusetts) |  ------------    |          ---| ATLANTIC |
                    |             ---------------   ------------------        |         |          |  |   RISK   |
                    |                    |                                    |         |          |  | ADVISORS,|
                   100%                  |                                    |         |          |  |   L.P.   |
                    |                   100%                                  |         |          |  |(Delaware)|
                    |                    |                                    |         |          |  ------------
        -------------------      ---------------                              |        10%         |  ------------
        | FLIC PROPERTIES,|      | FORETHOUGHT |                              |         |        100% | GA RISK  |
        |       LLC       |      |  HOLDINGS,  |                              |         |          |  | ADVISORS,|
        |    (Indiana)    |      |     LLC     |                              |         |          ---|   INC.   |
        -------------------      |  (Indiana)  |                              |         |          |  |(Delaware)|
                                 ---------------                              |         |          |  ------------
                                                                              |         |          |  ------------
                                                                              |         |        100% |  GLOBAL  |
          ---------------------------------------------------------------------         |          |  | ATLANTIC |
          |           |             |           |           |             |             |          ---|   RISK   |
         100%        100%          100%        100%        100%          90%            |          |  | SERVICES,|
          |           |             |           |           |             |             |          |  |    LLC   |
  -------------  ------------  ----------  -----------  ------------  ------------------------     |  |(Delaware)|
  |  TAPIOCA  |  |  GOTHAM  |  |  CAPE  |  |  CAPE   |  |  CAPE    |  |    GOTHAM ISSUER,    |     |  ------------
  | VIEW, LLC |  | RE, INC. |  | VERITY |  | VERITY  |  | VERITY   |  |         LLC          |     |  ------------
  |(Delaware) |  |(Vermont) |  | I,INC. |  | II,INC. |  | III,INC. |  |     (Delaware)       |   100% | GLOBAL   |
  -------------  ------------  | (Iowa) |  | (Iowa)  |  | (Iowa)   |  ------------------------     |  | ATLANTIC |
                               ----------  -----------  ------------                               ---| FINANCIAL|
                                                                                                      | COMPANY  |
                                                                                                      |(Delaware)|
                                                                                                      ------------









-----------------
|  THE GOLDMAN  |          -------------
|  SACHS GROUP, |          | 3RD PARTY |
| INC.(Delaware)|          | INVESTORS |
-----------------          -------------
         |                       |
         |                       |
         ---22%---         --78%--
                 |         |
                 |         |
---------------------------
|      GLOBAL ATLANTIC    |
| FINANCIAL GROUP LIMITED |
|        (Bermuda)        |
---------------------------
             |
             |
-----------------------------100%---------------
                                               |
                                               |
                                          --------------------------------
                                          |  ARIEL RE (HOLDINGS) LIMITED |
                             -------------|           (Bermuda)          |------------------------------100%-------
                             |            --------------------------------                |                       |
                            100%                          |                               |                       |
                             |                            |                             100%                      |
                       -------------           -----100%------100%-----                   |                       |
                       | ARIEL P&C |           |                      |                   |                       |
                       |   MIDCO   |      --------------    -----------------  -----------------------   -----------------
                       |  LIMITED  |      | AFCL INC.  |    | ARIEL RE BDA  |  |   ARROW CORPORATE   |   |  ARIEL RE UK  |
                       | (Bermuda) |      | (Delaware) |    |    LIMITED    |  | MEMBER HOLDINGS LLC |   |    LIMITED    |
                       -------------      --------------    |   (Bermuda    |  |     (Delaware)      |   | (UK employing |
                             |                   |          |  coverholder) |  -----------------------   |    entity)    |
                            100%               100%         -----------------             |              -----------------
                             |                   |                                        |
                       -----------        -------------                                   |
                       |   ACRC  |        |   ARIEL   |                   ------100%-----------100%-----
                       | LIMITED |        | FINANCIAL |                   |                            |
                       |(Bermuda)|        |  COMPANY  |                   |                            |
                       -----------        |  LIMITED  |                   |                            |
                                          | (Bermuda) |            --------------            --------------------
                                          -------------            |  ARIEL RE  |            | ARIEL INDEMNITY  |
                                                                   | PROPERTY & |            |     LIMITED      |
                                                                   |  CASUALTY  |            |(Bermuda, 953(d)) |
                                                                   |    (UK)    |            --------------------
                                                                   --------------
                                                                         |
                                                                        100%
                                                                         |
                                                                -------------------
                                                                | ARIEL CORPORATE |
                                                                | MEMBER LIMITED  |
                                                                |      (UK)       |
                                                                -------------------
                                                                         |
                                                                        100%
                                                                         |
                                                                 --------------------
                                                                 |   SYNDICATE 1910  |
                                                                 |(Lloyd's Syndicate)|
                                                                 ---------------------


------------------------------------------------------------------------------------------------------------------------------------
LEGAL ENTITY NAME          BUSINESS DESCRIPTION    PARENT 1                 OWNERSHIP INTEREST  PARENT 2          OWNERSHIP INTEREST
------------------------------------------------------------------------------------------------------------------------------------
Accordia Life and Annuity  Life insurance company  Commonwealth Annuity                   100%
Company                                            and Life Insurance
                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
ACRC Limited               Writes collateralized   Ariel P&C Midco Limited                100%
                           reinsurance business
                           for the P&C business
                           of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
AFCL Inc.                  Holdco for a Bermuda    Ariel Re (Holdings)                    100%
                           derivative companies    Limited
------------------------------------------------------------------------------------------------------------------------------------
Ariel Corporate Member     Corporate member of a   Ariel Re Property &                    100%
Limited                    Llyod's syndicate       Casualty
------------------------------------------------------------------------------------------------------------------------------------
Ariel Financial Company    Derivative company in   AFCL Inc.                              100%
Limited                    Bermuda
------------------------------------------------------------------------------------------------------------------------------------
Ariel Indemnity Limited    Reinsurance company     Arrow Corporate Member                 100%
                           running off certain     Holdings LLC
                           Ariel Re transactions
------------------------------------------------------------------------------------------------------------------------------------
Ariel P&C Midco Limited    Holdco for the P&C      Ariel Re (Holdings)                    100%
                           business of GAFG        Limited
------------------------------------------------------------------------------------------------------------------------------------
Ariel Re (Holdings)        Holdco for the P&C      Global Atlantic                        100%
Limited                    business of GAFG        Financial Group Limited
------------------------------------------------------------------------------------------------------------------------------------
Ariel Re Bda Limited       Coverholder for the     Ariel Re (Holdings)                    100%
                           Lloyd's syndicate and   Limited
                           service company
                           employing Bermuda
                           staff
------------------------------------------------------------------------------------------------------------------------------------
Ariel Re Property &        Holding company for     Arrow Corporate Member                 100%
Casualty                   Lloyd's corporate       Holdings LLC
                           member
------------------------------------------------------------------------------------------------------------------------------------
Ariel Re UK Limitied       UK service company      Ariel Re (Holdings)                    100%
                           employing UK staff      Limited
------------------------------------------------------------------------------------------------------------------------------------
Arrow Corporate Member     Holding company for     Ariel Re (Holdings)                    100%
Holdings LLC               Lloyd's corporate       Limited
                           member and Ariel
                           Indemnity
------------------------------------------------------------------------------------------------------------------------------------
Cape Verity I, Inc.        Captive reinsurer for   Accordia Life and                      100%
                           ALAC business           Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Cape Verity II, Inc.       Captive reinsurer for   Accordia Life and                      100%
                           ALAC business           Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Cape Verity III, Inc.      Captive reinsurer for   Accordia Life and                      100%
                           ALAC business           Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Annuity and   Life insurance company  Forethought Services,                   79%  Global Atlantic                  21%
Life Insurance Company                             LLC                                          (Fin) Co
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Annuity and   Reinsurance company     Commonwealth Re Midco                  100%
Life Reinsurance Company                           Limited
Limited
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Re Midco      Intermediate holding    Global Atlantic                        100%
Limited                    company for L&A         Financial Life Limited
                           business of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
Epoch Securities, Inc.     Registered              Global Atlantic (Fin)                  100%
                           broker/dealer           Co
------------------------------------------------------------------------------------------------------------------------------------
First Allmerica Financial  Life insurance company  Commonwealth Annuity                   100%
Life Insurance Company                             and Life Insurance
                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
FLIC Properties            Title holder of         Forethought Life                       100%
                           certain real estate     Insurance Company
                           properties on behalf
                           of FLIC
------------------------------------------------------------------------------------------------------------------------------------
ForeLife Agency, Inc.      Holder of Texas         Forethought Services,                  100%
                           preneed permit          LLC
                           enabling FLIC to sell
                           preneed life insurance
                           in Texas
------------------------------------------------------------------------------------------------------------------------------------
Forethought Capital        Insurance policy        Forethought Financial                  100%
Funding, Inc               assignment business     Group, Inc
                           (for deceased
                           policyholders only)
                           assignment business
------------------------------------------------------------------------------------------------------------------------------------
Forethought Distributors,  Securities              Forethought Financial                  100%
LLC                        Broker-dealer           Group, Inc
                           registered with SEC
                           and FINRA
------------------------------------------------------------------------------------------------------------------------------------
Forethought Financial      Forethought Group       Global Atlantic (Fin)                  100%
Group, Inc                 holding company;        Co
                           parent company of life
                           insurance holding
                           company system
------------------------------------------------------------------------------------------------------------------------------------
Forethought Holdings, LLC  Marketing Company for   Forethought National                   100%
                           affiliates' products    Life Insurance Company
                           and services
------------------------------------------------------------------------------------------------------------------------------------
Forethought Investment     Investment advisor      Forethought Financial                  100%
Advisors, Inc.             registered with SEC     Group, Inc
------------------------------------------------------------------------------------------------------------------------------------
Forethought Life           Issuer of life          Commonwealth Annuity                    95%  Forethought                       5%
Insurance Company          insurance and           and Life Insurance                           Services, LLC
                           annuities contracts     Company
------------------------------------------------------------------------------------------------------------------------------------
Forethought National Life  Issuer of life          Commonwealth Annuity                    95%  Forethought                       5%
Insurance Company          insurance and           and Life Insurance                           Services, LLC
                           reinsurer of annuity    Company
                           contracts
------------------------------------------------------------------------------------------------------------------------------------
Forethought Services, LLC  Intermediate holding    Forethought Financial                  100%
                           company of life         Group, Inc
                           insurance holding
                           company system;
                           paymaster for
                           employees of FFG
                           entities
------------------------------------------------------------------------------------------------------------------------------------
GA Risk Advisors, Inc.     General partner of      Global Atlantic (Fin)                  100%
                           Global Atlantic Risk    Co
                           Advisors, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic (Fin)      Intermediate holding    Global Atlantic                        100%
Company                    company for L&A         Financial Life Limited
                           business of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Service company and     Global Atlantic (Fin)                  100%
Company                    common employer for     Co
                           the L&A business of
                           GAFG
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Ultimate parent and     The Goldman Sachs                       22%  Third-party                      78%
Group Limited              holding company         Group, Inc.                                  Investors
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Parent and holding      Global Atlantic                        100%
Life Limited               company for L&A         Financial Group Limited
                           business of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Risk       Reinsurance             Global Atlantic (Fin)                  100%
Advisors, L.P.             intermediary            Co
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Risk       Insurance producer      Global Atlantic (Fin)                  100%
Services, LLC              and reinsurance         Co
                           intermediary
------------------------------------------------------------------------------------------------------------------------------------
Gotham Issuer, LLC         "Limited Liability      Accordia Life and                      100%
                           company with limited    Annuity Company
                           purpose of issuing
                           notes related to
                           Gotham Re, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Gotham Re, Inc.            Vermont special         Accordia Life and                      100%
                           purpose financial       Annuity Company
                           insurance company
------------------------------------------------------------------------------------------------------------------------------------
Syndicate 1910             Lloyd's underwriting    Ariel Corporate                        100%
                           syndicate               Member Limited
------------------------------------------------------------------------------------------------------------------------------------
Tapioca View, LLC          Limited liability       Accordia Life and                      100%
                           company with limited    Annuity Company
                           purpose of making note
                           payments and any
                           applicable early
                           termination fees
                           related to Cape Verity
                           I, LLC.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of July 31, 2014 there were 1,738 Contract Owners.

ITEM 28.  INDEMNIFICATION

     The Company may indemnify any person who is or was a director, officer, employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, or other enterprise against expenses reasonably incurred by such person in connection with the defense of any action, suit or proceeding, civil or criminal, in which he is made or threatened to be made, a party by reason of being or having been in any such capacity, or arising out of his status as such, except in relation to matters as to which he is adjudged in such action, suit or proceeding, civil or criminal, to be liable for negligence or misconduct in the performance of duty to the Company; provided however, that such indemnification shall not be deemed exclusive of any other rights to which those indemnified may be entitled under any provision of the Articles of Incorporation, By-Laws, resolution, or other authorization heretofore or hereafter adopted, after notice by a majority vote of all the voting shares then issued and outstanding.

ITEM 29.  PRINCIPAL UNDERWRITER

       (a) Forethought Distributors, LLC acts as principal underwriter for the following investment companies:

            Forethought Life Insurance Company Separate Account A

       (b)  Managers and Officers of Forethought Distributors, LLC

NAME                                         POSITION
------------------------------------------------------------------------
Robert M. Arena Jr.(1)     President, Manager
Paula Nelson(1)            Vice President, Head of Annuity Distribution
Michael A. Reardon(2)      Head of Principal Underwriter, Manager
Mary L. Cavanaugh(2)       Manager
Jeffrey Harpel(3)          Chief Financial Officer (FINOP)
Margot Wallin(4)           Chief Compliance Officer
Vanessa Armenta(1)         Vice President
Dean Siegel(1)             Vice President
Ronald Hensel(1)           Vice President

       (1)  82 Hopmeadow Street, Suite 200, Simsbury, CT 06089

       (2)  320 Southwest Freeway, Suite 1300 Houston, TX 77027

       (3)  4405 Cox Road, Suite 150, Glen Allen, VA 23060

       (4)  132 Turnpike Road, Suite 210, Southborough, MA 01772

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Forethought Life Insurance Company at 3200 Southwest Freeway, Suite 1300, Houston, Texas 77027.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Forethought Life Insurance Company hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Forethought Life Insurance Company.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury and State of Connecticut on this 5th day of August, 2014.

FORETHOUGHT LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT A
(Registrant)

By:    Michael Reardon                      *By:   /s/ Sarah M. Patterson
       -----------------------------------         -----------------------------------
       Michael Reardon                             Sarah M. Patterson
       President*                                  Attorney-in-Fact

FORETHOUGHT LIFE INSURANCE COMPANY
(Depositor)

By:    Michael Reardon
       -----------------------------------
       Michael Reardon
       President*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Allan Steven Levine, Director, Chairman
Gilles M. Dellaert, Director                             *By:   /s/ Sarah M. Patterson
                                                                -----------------------------------
John Graf, Director                                             Sarah M. Patterson
Hanben Kim Lee, Director                                        Attorney-in-Fact
Michael A. Reardon, Director                             Date:  August 5, 2014
Richard V. Spencer, Director
Eric D. Todd, Director
Nicholas H. Von Moltke, Director

                                 EXHIBIT INDEX

(9)     Opinion and Consent of Sarah M. Patterson, Vice President and Assistant
        General Counsel
(10)    Consent of Independent Registered Public Accounting Firm
(99)    Copy of Power of Attorney